Shareholder Report, Holdings (Details) - C000005732	Aug. 31, 2026
1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	28.60%
8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	34.30%
31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	29.90%
61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	5.80%
91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)